DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 3) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014
Interest Rate Swap [Member]
Derivative [Line Items]
InterestRateFairValueHedgeDerivativeAtFairValueNet	$ 1,294	$ 1,750
Cross Currency Interest Rate Contract [Member]
Derivative [Line Items]
InterestRateCashFlowHedgeDerivativeAtFairValueNet	588	1,875
Cross Currency Interest Rate Contract Forecasted Work Plan Exposure [Member]
Derivative [Line Items]
InterestRateCashFlowHedgeDerivativeAtFairValueNet	$ 25	$ 280